Inventories (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventories
Raw materials	$ 67,388	$ 66,925	$ 45,079
Finished goods	27,851	21,232	14,895
Green coffee	47,337	57,679	49,192
Total inventories	$ 142,576	$ 145,836	$ 109,166